Financial Instruments and Risk Management (Schedule of Sensitivity Analysis for Variable Rate Instruments) (Details) - Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Percentage Of Possible Changes Decrease 1 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 36.0
Percentage Of Possible Changes Decrease Zero Dot Five Percent Member
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18.0
Percentage Of Possible Changes Increase 0 Dot 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17.0)
Percentage Of Possible Changes Increase 1 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (33.0)